UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07939
Merrimac Funds
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Susan C. Mosher, Secretary of the Merrimac Funds Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109

Registrant’s telephone number, including area code:		(888) 637-7622

Date of fiscal year end:	12/31/2005

Date of reporting period:	09/30/2005

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2005 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”).  At September 30, 2005, the Fund owned approximately 15.71% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - September 30, 2005 (Unaudited)

	Yield to Maturity	Maturity	Par Value	Value

Commercial Paper – 26.6%
Amstel Funding Corporation	3.87%	12/27/05	$10,000,000	$9,907,683
Atlantic Asset Securitization Corporation	3.75	10/05/05	30,000,000	29,987,500
Bank of Ireland	3.93	01/17/06	15,000,000	14,825,175
Banque Generale Du Luxembourg	3.74	11/09/05	17,500,000	17,429,664
Barclays U.S. Funding LLC	3.76	11/17/05	20,000,000	19,902,866
Beta Finance, Inc.	3.46	10/03/05	35,000,000	34,993,332
Caisse Nationale des Caisses d’Epargne	3.31	10/06/05	45,000,000	44,979,592
CIT Group, Inc.	3.99	02/06/06	26,000,000	25,638,542
CRC Funding LLC	3.63	10/14/05	20,000,000	19,973,928
Depfa Bank PLC	3.97	02/27/06	25,000,000	24,596,976
Dexia Delaware LLC	3.47	10/04/05	30,000,000	29,991,412
Eiffel Funding LLC	3.71	10/25/05	10,000,000	9,975,400
Grampian Funding Ltd	4.05	03/22/06	25,000,000	24,525,806
Ivory Funding Corporation	3.70	11/21/05	5,446,000	5,417,840
	3.89	12/20/05	9,692,000	9,609,080
Nationwide Building Society	3.59	10/14/05	15,000,000	14,980,716
Old Line Funding Corporation	3.80	11/07/05	20,000,000	19,922,300
Picaros Funding LLC	3.51	10/06/05	25,000,000	24,987,916
Sheffield Receivables Corporation	3.68	10/11/05	15,000,000	14,984,708
Tango Finance Corporation	3.52	11/02/05	23,750,000	23,676,534
UBS Finance	3.80	10/06/05	25,000,000	24,986,806
	4.05	02/27/06	25,000,000	24,588,180
Yorktown Capital LLC	3.80	10/06/05	40,000,000	39,978,888
				509,860,844

Variable Rate Notes (*) – 37.8%
Bank of America Corporation	3.71	10/03/05	35,000,000	35,000,000
Bank One NA	3.46	10/17/05	21,500,000	21,515,998
Bear Stearns - EMC Mortgage Corporation	4.09	10/03/05	40,000,000	40,000,000
Bear Stearns Companies, Inc.	3.56	10/05/05	15,000,000	15,000,000
Beta Finance, Inc.	3.76	10/03/05	15,000,000	15,000,009
Canadian Imperial Bank of Commerce NY	3.57	10/04/05	10,000,000	9,998,255
	3.76	10/15/05	18,000,000	18,009,754
CIT Group, Inc.	3.57 - 3.58	10/19/05	27,225,000	27,241,028
Citigroup, Inc.	3.90	12/29/05	15,000,000	15,003,130
Credit Suisse First Boston USA, Inc.	3.57	10/06/05	55,000,000	55,000,997
First Tennessee Bank	3.72	11/14/05	15,000,000	15,000,000
General Electric Capital Corporation	3.62	11/03/05	20,000,000	20,016,152
Goldman Sachs Group, Inc., Promissory Note(†)	3.97	10/03/05	60,000,000	60,000,000
K2 (USA) LLC	3.83	10/03/05	5,000,000	4,999,978
	3.65	10/11/05	10,000,000	9,999,644
	3.78	12/15/05	15,000,000	14,999,306
Links Securities LLC	3.54	10/05/05	55,000,000	54,991,592
Merrill Lynch & Co., Inc.	3.98	12/19/05	19,600,000	19,634,824
Morgan Stanley, Dean Witter & Co.	3.75	10/03/05	50,000,000	50,000,000
Natexis Banques Populaire	3.78	10/13/05	20,000,000	20,000,000
Royal Bank of Canada	3.42	10/10/05	14,000,000	14,000,000
Sigma Finance Corporation	3.49	10/17/05	20,000,000	20,003,618
	3.96	02/16/06	25,000,000	24,999,050
Tango Finance Corporation	3.82	10/03/05	28,000,000	27,999,058
Wells Fargo Financial	3.64	10/17/05	25,000,000	25,006,234
Westpac Banking Corporation	3.63	12/12/05	50,000,000	50,000,000
White Pine Finance LLC	3.55	10/03/05	39,400,000	39,395,468
				722,814,095

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Corporate Debt – 3.7%
BMW US Capital LLC	3.82%	06/07/06	$9,000,000	$9,019,746
Caterpillar Finance Services Corporation	3.77	05/01/06	5,576,000	5,644,982
Citigroup Global Market Holdings	3.66	03/15/06	10,040,000	10,138,580
General Electric Capital Corporation	3.68	03/30/06	16,000,000	16,128,950
Household Finance Corporation	3.55 - 3.67	01/24/06	19,500,000	19,674,160
Merrill Lynch & Co., Inc.	3.76	05/16/06	10,000,000	10,145,043
				70,751,461

U.S. Government Agency Fixed Rate Obligations – 2.3%
Federal Home Loan Bank	4.11	02/15/06	3,395,000	3,410,448
Federal Home Loan Bank	3.98	09/15/06	15,000,000	14,882,528
Federal Home Loan Mortgage Corporation	3.65	02/15/06	10,000,000	9,935,439
Federal National Mortgage Association	3.82	12/01/05	15,000,000	14,903,925
				43,132,340

Certificates Of Deposit – 6.8%
Barclays Bank PLC NY	3.37	11/09/05	30,000,000	30,000,160
BNP Paribas London	3.98	02/15/06	15,000,000	15,000,000
Citibank	3.78	11/23/05	20,000,000	20,000,000
Royal Bank of Scotland	4.31	09/29/06	20,000,000	20,000,000
Svenska Handelsbanken NY	3.70	12/06/05	25,000,000	25,000,000
Toronto Dominion Bank	3.57	02/10/06	10,000,000	10,000,179
	3.58	02/17/06	10,000,000	10,000,188
				130,000,527

Time Deposits – 16.6%
Amsouth Bank	3.88	10/03/05	50,000,000	50,000,000
Branch Banking & Trust	3.88	10/03/05	40,000,000	40,000,000
Chase Manhattan Bank	3.88	10/03/05	28,000,000	28,000,000
KeyBank	3.88	10/03/05	50,000,000	50,000,000
Marshall & Ilsley Bank	3.91	10/03/05	50,000,000	50,000,000
National City Bank	3.88	10/03/05	50,000,000	50,000,000
Suntrust Bank	3.88	10/03/05	50,000,000	50,000,000
				318,000,000

Asset Backed Securities – 0.8%
Residential Mortgage Acceptance Corporation 2004-NS2A A1(*)	3.57	10/12/05	15,151,305	15,151,305

2

Repurchase Agreements – 5.2%
Bear Stearns Repurchase Agreement, dated 09/30/05, with a maturity value of $100,062,500, collateralized by U.S. Government Agency Obligations with rates of 0.00% and maturities ranging from 01/01/29 to 08/01/35, with an aggregate market value of $102,000,495	3.75%	10/06/05	$100,000,000	$100,000,000

Total Investments, at Amortized Cost – 99.8%				1,909,710,572

Other assets and liabilities, net – 0.2%				4,403,441

Net Assets – 100.0%				$1,914,114,013

Notes to Schedule of Investments:

(*)         Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(†)          Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

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Merrimac Cash Portfolio

Notes to the Schedule of Investments

September 30, 2005 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company.  Its principal offices are in the Cayman Islands.  The Merrimac Cash Portfolio (the “Cash Portfolio”) is a separate diversified investment series of the Portfolio Trust.

A.  Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.  Forward Commitments

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”).  If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price.  Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date.  Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement.

C.  Repurchase Agreements

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.  Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds

By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date	November 16, 2005

By:	/S/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date	November 16, 2005